UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ];            Amendment Number: ___
       This Amendment (Check only one): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Capital Investment Counsel, Inc.
            17 Glenwood Avenue
            Raleigh, NC 27603

Form 13F File Number:   028-12623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ron King
Title:      Chief Compliance Officer
Phone:      919-831-2370

Signature, Place, and Date of Signing:

      /s/ Ron King               Raleigh, North Carolina      November 15, 2010
      ----------------------     ----------------------       -----------------
      [Signature]                [City, State]                [Date]

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      127
                                                  -----------------------

Form 13F Information Table Value Total:              $ 127,747(x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

      COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7           COLUMN 8
---------------------     --------------   ---------  ---------  ------------------  ----------   --------  ------------------------
                                                        VALUE    SHRS OR   SH/ PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT   PRN CALL  DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer                  COM        037833100     2,059     7,256   SH           SOLE                                   7,256
Abbott Laboratories             COM        002824100     1,115    21,350   SH           SOLE                                  21,350
Adobe Systems Inc.              COM        00724F101       565    21,588   SH           SOLE                                  21,588
Analog Devices, Inc.            COM        032654105       344    10,950   SH           SOLE                                  10,950
Automatic Data Processing       COM        053015103     3,961    94,240   SH           SOLE                                  94,240
American Eagle                  COM        02553E106       236    15,780   SH           SOLE                                  15,780
Applied Materials, Inc.         COM        038222105       541    46,325   SH           SOLE                                  46,325
Adv Micro Devices               COM        007903107        72    10,150   SH           SOLE                                  10,150
Amgen                           COM        031162100       452     8,195   SH           SOLE                                   8,195
Atmel                           COM        049513104       114    14,300   SH           SOLE                                  14,300
Activision Blizzard             COM        00507V109     1,486   137,355   SH           SOLE                                 137,355
Boeing                          COM        097023105       548     8,237   SH           SOLE                                   8,237
BankAmerica Corp.               COM        060505104       736    56,176   SH           SOLE                                  56,176
Baxter International            COM        071813109       873    18,300   SH           SOLE                                  18,300
BB&T                            COM        054937107       949    39,430   SH           SOLE                                  39,430
Buckle, Inc.                    COM        118440106       222     8,350   SH           SOLE                                   8,350
BP PLC                     SPONSORED ADR   055622104       355     8,628   SH           SOLE                                   8,628
Berkshire Hathaway Inc          CL B       084670702       223     2,700   SH           SOLE                                   2,700
Boston Scientific               COM        101137107        67    11,010   SH           SOLE                                  11,010
Citigroup                       COM        172967101        76    19,479   SH           SOLE                                  19,479
Cabela's                        COM        126804301       715    37,665   SH           SOLE                                  37,665
Cardinal Health Inc             COM        14149Y108       926    28,018   SH           SOLE                                  28,018
Caterpillar                     COM        149123101       465     5,910   SH           SOLE                                   5,910
Chicago Bridge and Iron         COM        167250109       394    16,125   SH           SOLE                                  16,125
Chico's FAS Inc.                COM        168615102       169    16,025   SH           SOLE                                  16,025
Clorox                          COM        189054109       324     4,850   SH           SOLE                                   4,850
ConocoPhillips                  COM        20825C104       988    17,200   SH           SOLE                                  17,200
Costco Inc.                     COM        22160K105     6,775   105,050   SH           SOLE                                 105,050
Cisco Systems                   COM        17275R102     3,169   144,691   SH           SOLE                                 144,691
Chevron Corp.                   COM        166764100       870    10,740   SH           SOLE                                  10,740
Diebold                         COM        253651103       277     8,900   SH           SOLE                                   8,900
Dupont                          COM        263534109       232     5,200   SH           SOLE                                   5,200
Deere and Company               COM        244199105     1,644    23,560   SH           SOLE                                  23,560
Dell, Inc.                      COM        24702R101       817    63,015   SH           SOLE                                  63,015
Walt Disney Company             COM        254687106     1,295    39,133   SH           SOLE                                  39,133
Digital River                   COM        25388B104       286     8,400   SH           SOLE                                   8,400
Duke Power                      COM        26441C105       907    51,208   SH           SOLE                                  51,208
Deutsche BK AG LDN BRH     PS GOLD DS ETN  25154H756       104    11,000   SH           SOLE                                  11,000
Con Edison                      COM        209115104       817    16,950   SH           SOLE                                  16,950
Electronics for Imaging         COM        286082102       367    30,330   SH           SOLE                                  30,330
EMC Corp. Mass                  COM        268648102     2,887   142,139   SH           SOLE                                 142,139
Electronic Arts                 COM        285512109       278    16,900   SH           SOLE                                  16,900
Expeditors International        COM        302130109       846    18,290   SH           SOLE                                  18,290
Ford                            COM        345370860       123    10,051   SH           SOLE                                  10,051
Family Dollar                   COM        307000109       545    12,350   SH           SOLE                                  12,350
Federal Express                 COM        31428X106     1,013    11,845   SH           SOLE                                  11,845
Fluor Corp                      COM        343412102       292     5,900   SH           SOLE                                   5,900
Fred's Inc.                     COM        356108100       355    30,050   SH           SOLE                                  30,050
General Electric                COM        369604103     3,147   193,683   SH           SOLE                                 193,683
Gilead Sciences Inc.            COM        375558103       324     9,100   SH           SOLE                                   9,100
Corning Inc                     COM        219350105       260    14,200   SH           SOLE                                  14,200
Google Inc                      CL A       38259P508       755     1,436   SH           SOLE                                   1,436
GlaxoSmithKline            Sponsored ADR   37733W105       585    14,800   SH           SOLE                                  14,800
Home Depot Inc                  COM        437076102     1,136    35,846   SH           SOLE                                  35,846
Hess                            COM        42809H107       368     6,225   SH           SOLE                                   6,225
Honda Motor Company             COM        438128308       205     5,750   SH           SOLE                                   5,750
Helmerich & Payne Inc           COM        423452101       305     7,532   SH           SOLE                                   7,532
Hewlett Packard                 COM        428236103       998    23,717   SH           SOLE                                  23,717
Hershey Foods                   COM        427866108       333     7,000   SH           SOLE                                   7,000
International Business
  Machine                       COM        459200101     2,061    15,366   SH           SOLE                                  15,366
Intel                           COM        458140100     2,773   144,403   SH           SOLE                                 144,403
ITT Inds. Inc.                  COM        450911102       705    15,050   SH           SOLE                                  15,050
Johnson and Johnson             COM        478160104     3,226    52,067   SH           SOLE                                  52,067
Kraft Foods                     CL A       50075N104       385    12,464   SH           SOLE                                  12,464
Krispy Kreme                    COM        501014104        71    15,500   SH           SOLE                                  15,500
Kimberly Clark                  COM        494368103       439     6,750   SH           SOLE                                   6,750
Coca-Cola                       COM        191216100     4,183    71,481   SH           SOLE                                  71,481
Eli Lilly                       COM        532457108       229     6,270   SH           SOLE                                   6,270
Lockheed Martin Corp.           COM        539830109       449     6,300   SH           SOLE                                   6,300
Lowes                           COM        548661107     2,258   101,298   SH           SOLE                                 101,298
LSI Corp.                       COM        502161102       205    45,090   SH           SOLE                                  45,090
McDonalds                       COM        580135101     1,374    18,440   SH           SOLE                                  18,440
Medtronics                      COM        585055106       467    13,920   SH           SOLE                                  13,920
3M Company                      COM        88579Y101     2,090    24,101   SH           SOLE                                  24,101
Monsanto                        COM        61166W101     1,303    27,195   SH           SOLE                                  27,195
Motorola                        COM        620076109       196    23,021   SH           SOLE                                  23,021
Merck                           COM        589331107       683    18,567   SH           SOLE                                  18,567
Microsoft                       COM        594918104     3,581   146,213   SH           SOLE                                 146,213
Mylan Labs                      COM        628530107       207    11,000   SH           SOLE                                  11,000
Nasdaq Omx Group Inc.           COM        631103108       234    12,050   SH           SOLE                                  12,050
Nike Inc.                     Class B      654106103       293     3,650   SH           SOLE                                   3,650
Nokia                      Sponsored ADR   654902204     1,230   122,599   SH           SOLE                                 122,599
NetApp                          COM        64120L104       469     9,410   SH           SOLE                                   9,410
Nucor Corp.                     COM        670346105       374     9,780   SH           SOLE                                   9,780
Nvidia Corporation              COM        67066G104       541    46,325   SH           SOLE                                  46,325
Novartis                   Sponsored ADR   66987V109       366     6,350   SH           SOLE                                   6,350
NY Times                        COM        650111107        77    10,000   SH           SOLE                                  10,000
Oracle Systems                  COM        68389X105     2,287    85,171   SH           SOLE                                  85,171
Paychex, Inc.                   COM        704326107       353    12,850   SH           SOLE                                  12,850
Pepsi Co                        COM        713448108       536     8,067   SH           SOLE                                   8,067
Pfizer Incorporated             COM        717081103     1,296    75,479   SH           SOLE                                  75,479
Proctor Gamble                  COM        742718109     3,305    55,104   SH           SOLE                                  55,104
Progress Energy                 COM        743263105       680    15,309   SH           SOLE                                  15,309
Philip Morris Intl Inc          COM         78172109       214     3,826   SH           SOLE                                   3,826
Piedmont Natural Gas            COM        720186105       268     9,242   SH           SOLE                                   9,242
Quanta Services                 COM        74762E102       194    10,150   SH           SOLE                                  10,150
Qualcomm, Inc.                  COM        747525103     2,119    46,961   SH           SOLE                                  46,961
Raytheon                        COM        755111507       334     7,300   SH           SOLE                                   7,300
Royal BK CDA Montreal QUE       COM        780087102       531    10,189   SH           SOLE                                  10,189
SAP AG                    Sponsored ADR    803054204       319     6,475   SH           SOLE                                   6,475
Charles Schwab Corp.            COM        808513105       207    14,925   SH           SOLE                                  14,925
Spectra Energy                  COM        847560109       242    10,731   SH           SOLE                                  10,731
Silcon Graphics/Rack            COM        82706L108       106    13,700   SH           SOLE                                  13,700
Sigma Aldrich                   COM        826552101       797    13,200   SH           SOLE                                  13,200
Schlumberger Ltd                COM        806857108       980    15,913   SH           SOLE                                  15,913
Stein Mart                      COM        858375108       565    64,025   SH           SOLE                                  64,025
Southern Co.                    COM        842587107       809    21,734   SH           SOLE                                  21,734
Symantec                        COM        871503108       205    13,527   SH           SOLE                                  13,527
American Telephone & Telg       COM        00206R102       749    26,188   SH           SOLE                                  26,188
Proshares Tr              PSHS ULTSH 20YRS 74347R297       967    30,955   SH           SOLE                                  30,955
Tibco Software                  COM        88632Q103       906    51,083   SH           SOLE                                  51,083
Toyota Motor Corp         SP ADR REP2COM   892331307     1,115    15,575   SH           SOLE                                  15,575
Texas Instruments Inc           COM        882508104       214     7,900   SH           SOLE                                   7,900
United Parcel Services          COM        911312106     1,714    25,702   SH           SOLE                                  25,702
United Technologies             COM        913017109       221     3,096   SH           SOLE                                   3,096
Varian Medical                  COM        92220P105     1,809    29,900   SH           SOLE                                  29,900
VANGUARD INDEX FDS         EXTEND MKT ETF  922908652       337     7,083   SH           SOLE                                   7,083
VANGUARD WHITEHALL FDS
  INC                       HIGH DIV YLD   921942406       330     8,458   SH           SOLE                                   8,458
Verizon Communications          COM        92343V104       555    17,028   SH           SOLE                                  17,028
Walgreen                        COM        931422109       201     6,000   SH           SOLE                                   6,000
Waccamaw Bankshares             COM        929741106       111    89,573   SH           SOLE                                  89,573
Wells Fargo                     COM        949746101       361    14,380   SH           SOLE                                  14,380
Whole Foods Market Inc          COM        966837106       890    23,995   SH           SOLE                                  23,995
Wal-Mart Stores                 COM        931142103     6,868   128,333   SH           SOLE                                 128,333
Exxon Mobil Corp.               COM        30231G102    11,161   180,627   SH           SOLE                                 180,627
YRC Worldwide                   COM        984249102         3    12,675   SH           SOLE                                  12,675
Zimmer                          COM        98956P102     1,129    21,577   SH           SOLE                                  21,577